Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock based compensation expense	$ 385	$ 1,057	$ 2,034	$ 3,664	$ 4,410	$ 6,495
Research and Development Expense [Member]
Stock based compensation expense	157	400	748	1,196	1,459	1,608
General and Administrative Expense [Member]
Stock based compensation expense	228	657	866	2,468	2,951	3,651
Severance Expense [Member]
Stock based compensation expense			$ 420			$ 1,236